Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting Information, by Segment
Operating results by segment, as well as Corporate & Other, were as follows:

	Year Ended December 31, 2022
	Annuities	Life	Corporate & Other	Total
	(In millions)
Pre-tax adjusted earnings	$ 14	$ 7	$ (2)	$ 19
Provision for income tax expense (benefit)	1	1	(6)	(4)
Adjusted earnings	$ 13	$ 6	$ 4	23
Adjustments for:
Net investment gains (losses)				(12)
Net derivative gains (losses)				(137)
Other adjustments to net income (loss)				(14)
Provision for income tax (expense) benefit				34
Net income (loss)				$ (106)
Interest revenue	$ 153	$ 33	$ 2
Interest expense	$ —	$ —	$ 3
	Year Ended December 31, 2021
	Annuities	Life	Corporate & Other	Total
	(In millions)
Pre-tax adjusted earnings	$ (22)	$ 16	$ 4	$ (2)
Provision for income tax expense (benefit)	(6)	4	1	(1)
Adjusted earnings	$ (16)	$ 12	$ 3	(1)
Adjustments for:
Net investment gains (losses)				(3)
Net derivative gains (losses)				(76)
Other adjustments to net income (loss)				57
Provision for income tax (expense) benefit				5
Net income (loss)				$ (18)
Interest revenue	$ 121	$ 35	$ 1
	Year Ended December 31, 2020
	Annuities	Life	Corporate & Other	Total
	(In millions)
Pre-tax adjusted earnings	$ (11)	$ 33	$ (6)	$ 16
Provision for income tax expense (benefit)	(4)	7	(2)	1
Adjusted earnings	$ (7)	$ 26	$ (4)	15
Adjustments for:
Net investment gains (losses)				13
Net derivative gains (losses)				129
Other adjustments to net income (loss)				(26)
Provision for income tax (expense) benefit				(24)
Net income (loss)				$ 107
Interest revenue	$ 97	$ 36	$ 1

Reconciliation of Revenue from Segments to Consolidated
Total revenues by segment, as well as Corporate & Other, were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Annuities	$ 156	$ 125	$ 104
Life	34	39	48
Corporate & Other	2	2	2
Adjustments	(136)	(66)	154
Total	$ 56	$ 100	$ 308

Premiums, Universal Life and Investment-Type Product Policy Fees and Other Revenues by Product Groups
Total premiums, universal life and investment-type product policy fees and other revenues by major product group were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Annuity products	$ 16	$ 16	$ 20
Life insurance products	1	6	12
Total	$ 17	$ 22	$ 32